Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 164,455	$ 146,956
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	141,539	124,094
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	350,497	265,152
Long-term debt, including current portion	2,090,082	1,639,973
Carrying Value | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	141,539	124,094
Carrying Value | Debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	22,916	22,862
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	350,497	265,152
Long-term debt, including current portion	2,243,167	1,769,601
Fair Value | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	141,539	124,094
Fair Value | Debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 22,916	$ 22,862